Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Accounting policies, presentation and estimates
These condensed consolidated half-year financial statements as at and for the period to 30 June 2023 have been prepared in accordance with International Accounting Standard 34 (IAS 34), Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and comprise the results of Lloyds Banking Group plc (the Company) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended 31 December 2022 which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB. Copies of the 2022 Annual Report on Form 20-F are available on the Group’s website.
The UK Finance Code for Financial Reporting Disclosure (the Disclosure Code) sets out disclosure principles together with supporting guidance in respect of the financial statements of UK banks. The Group has adopted the Disclosure Code and these condensed consolidated half-year financial statements have been prepared in compliance with the Disclosure Code’s principles. Terminology used in these condensed consolidated half-year financial statements is consistent with that used in the Group’s 2022 Annual Report on Form 20-F.
The directors consider that it is appropriate to continue to adopt the going concern basis in preparing these condensed consolidated half-year financial statements. In reaching this assessment, the directors have taken into account the uncertainties affecting the UK economy and their potential effects upon the Group’s performance and projected funding and capital position; the impact of further stress scenarios has also been considered. On this basis, the directors are satisfied that the Group will maintain adequate levels of funding and capital for the foreseeable future.
Except for accounting policies and methods of computation affected by IFRS 17 and the IAS 12 exception relating to the recognition and disclosure of the implication of certain potential deferred tax consequences, the Group’s accounting policies are consistent with those applied by the Group in its financial statements for the year ended 31 December 2022 and there have been no changes in the Group’s methods of computation. Following amendments to IAS 12 by the IASB (International Tax Reform – Pillar Two Model Rules, issued in May 2023) entities are not permitted to disclose information about deferred tax assets and liabilities related to the Organisation for Economic, Co-operation and Development’s Pillar Two Model Rules, including any qualified domestic minimum top-up taxes. No changes arise to the Group’s deferred tax assets or liabilities as a result of the Group having applied the relevant exception. The changes relating to IFRS 17 are set out in note 24.
Presentational changes
Changes have been made to the presentation of the Group’s income statement and the Group’s balance sheet arising from the adoption of IFRS 17. Further information on the income statement and balance sheet presentational changes is set out in notes 25 to 27.
In addition to the impact of IFRS 17, the following changes have been made to the presentation of the Group’s income statement and balance sheet:
•movement in third party interests in consolidated funds are presented separately on the face of the income statement rather than within interest expense. There is no change to the balance sheet presentation of the third party interests;
•items in the course of collection from banks are reported within other assets rather than separately on the face of the balance sheet;
•investments in joint ventures and associates are reported within other assets rather than separately on the face of the balance sheet;
•goodwill and other intangible assets are aggregated on the face of the balance sheet; and
•items in the course of transmission to banks are reported within other liabilities rather than separately on the face of the balance sheet.
Except for the impact of IFRS 17, there has been no change in the basis of accounting for any of the underlying transactions. Comparatives have been presented on a consistent basis.

Changes in accounting policy and future accounting developments
IFRS 17 Insurance Contracts
On 1 January 2023, the Group adopted IFRS 17 Insurance Contracts, which replaced IFRS 4 Insurance Contracts. A summary of the impact is set out below with further information included in note 24.
IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, including reinsurance contracts issued, participating investment contracts and reinsurance contracts held.
The Group’s change in accounting policies arising from the adoption of IFRS 17 has been made in accordance with the transitional provisions of the standard. IFRS 17 requires a full retrospective approach unless it is impracticable to do so. Under the full retrospective approach, transition impacts are calculated as if IFRS 17 had always applied and it prohibits use of hindsight. This requires having full and granular data on assumptions and cash flows so that, at the point of contract recognition, the IFRS 17 contract value and contractual service margin (CSM) can be calculated and revalued up to the point of transition. If it is impracticable to apply IFRS 17 retrospectively, a choice is permitted between a modified retrospective approach, provided qualifying conditions are met, or a fair value approach. The different approaches can be applied to different groups of insurance contracts.
On transition, the Group used the full retrospective approach for business written since 1 January 2016 using Solvency II modelling tools developed when Solvency II was implemented, which are only available to support the calculation of IFRS 17 results from that date. The full retrospective approach was deemed impracticable for contracts initially recognised prior to 1 January 2016 as the models required to calculate the risk adjustment were not in use within the business prior to this date. The Group has decided to use the fair value approach for business initially recognised prior to 2016, and valuations supporting Solvency II at the transition date were used to support the fair value calculation for transition for that business.
Changes have also been made to the Group’s cash flow statement arising from the adoption of IFRS 17. As noted below, IFRS 17 has required several measurement changes to the balance sheet including the derecognition of the value of in-force asset, the measurement of contract liabilities on a probability-weighted basis and the creation of a CSM liability. These changes, together with the presentation of the change in insurance contract liabilities within the change in operating liabilities, have resulted in a restatement of the adjustment for changes in both operating assets and liabilities as well as non-cash and other items. There has been no change to the cash and cash equivalents at 30 June 2022 or 31 December 2022.
On transition to IFRS 17, the Group’s total equity at 1 January 2022 was reduced by £1,935 million from £53,152 million under IFRS 4 to £51,217 million under IFRS 17. The reduction in equity is primarily driven by the derecognition of the value in-force (VIF) asset, the move to a probability-weighted estimate (expected value) of contract liabilities, the creation of the new CSM liability (£1,927 million, net of reinsurance) and the establishment of the risk adjustment (£1,492 million, net of reinsurance). Refer to note 25 for the full impact of IFRS 17 on the Group’s balance sheet.
The CSM at the transition date is released to the income statement in future periods as insurance contract services are provided. The table below summarises the approach the Group has applied to groups of insurance contracts at the transition date and the resulting CSM.

		CSM at transition date
Year contracts initially recognised	Transition approach	£m	%

Contracts initially recognised prior to 1 January 2016	Fair value approach	1,419	74
Contracts initially recognised after 1 January 2016	Full retrospective approach	508	26
		1,927	100
At 31 December 2022, total equity is also impacted by the restatement of the income statement for the year ended 31 December 2022, resulting in a further reduction of £1,632 million in retained profits. This arose from the impact of revised income recognition requirements, changes in interest rates during 2022 and the effect of contract modifications. There is a further reduction in total equity of £43 million in respect of the foreign currency translation reserve and the reclassification of treasury shares on transition to IFRS 17. Total equity at 31 December 2022 reduced by £3,610 million, from £47,521 million under IFRS 4 to £43,911 million under IFRS 17.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 1: Basis of preparation and accounting policies (continued)
Whilst IFRS 17 does not change the total profit recognised over the life of an insurance contract or participating investment contract, it does change both the phasing of profit recognition and the amounts recognised within individual income statement line items, including other income and operating expenses. Under IFRS 17, the Group is required to defer substantially all of the expected profit through the recognition of a CSM on the balance sheet; the CSM is subsequently released to the income statement over the coverage period of the product. The expected profit includes estimated future premiums and claims together with expected administration costs such as claims handling costs, costs incurred to provide contractual policyholder benefits and policy administration and maintenance costs.
The impact of IFRS 17 on the Group’s results for the half-year to 30 June 2022 was to reduce profit before tax by £512 million and reduce profit after tax by £379 million compared to results reported under IFRS 4. The impact of IFRS 17 on the Group’s results for the half-year to 31 December 2022, was to reduce profit before tax by £1,634 million, and reduce profit after tax by £1,253 million.
Future accounting developments
The IASB has issued a number of minor amendments to IFRSs effective 1 January 2024, including IFRS 16 Lease liability in a sale and leaseback, IAS 1 Non-current liabilities with covenants, and IAS 1 Classification of liabilities as current or non-current. These amendments are not expected to have a significant impact on the Group and, apart from the amendments relating to IFRS 16 Lease liability in a sale and leaseback, have not been endorsed for use in the UK.

Related party transactions
Related party transactions
The Group has had no significant related party transactions during the half-year to 30 June 2023. Related party transactions for the half-year to 30 June 2023 are similar in nature to those for the year ended 31 December 2022. Full details of the Group’s related party transactions for the year ended 31 December 2022 can be found in the Group’s 2022 Annual Report on Form 20-F.